Investments (Tables)	12 Months Ended
Dec. 31, 2016
Investments, All Other Investments [Abstract]
Schedule of Cost and Equity Method Investments
The following table summarizes the Company's investments (dollars in thousands):

	December 31, 2016	Percent Ownership of Voting Stock			December 31, 2015	Percent Ownership of Voting Stock
Available-for-sale securities
Convertible debt securities	$10,038				$10,116
Redeemable preferred shares	17,444	19%	to	25%	22,834	17%	to	25%
Total available-for-sale securities	27,482				32,950
Cost method investments	31,816	1%	to	19%	14,561	2%	to	10%
Fair value option investments	82,584	41%			130,725	43%	to	45%
Total investments	$141,882				$178,236

Schedule of Available-for-sale Securities Reconciliation
The following table summarizes the amortized cost, gross unrealized gain, gross unrealized loss and fair value of the Company's available-for-sale securities as of December 31, 2016 and 2015, respectively (in thousands):

	December 31, 2016				December 31, 2015
	Amortized Cost	Gross Unrealized Gain	Gross Unrealized Loss (1)	Fair Value	Amortized Cost	Gross Unrealized Gain	Gross Unrealized Loss (1)	Fair Value
Available-for-sale securities:
Convertible debt securities	$8,453	$1,691	$(106)	$10,038	$9,234	$882	$—	$10,116
Redeemable preferred shares	18,375	—	(931)	17,444	22,973	—	(139)	22,834
Total available-for-sale securities	$26,828	$1,691	$(1,037)	$27,482	$32,207	$882	$(139)	$32,950

(1)
As of December 31, 2016, available-for-sale securities with an unrealized loss have been in a loss position for less than 12 months, except for one security in a loss position of $0.1 million. As of December 31, 2015, available-for-sale securities with an unrealized loss had been in a loss position for less than 12 months.

Equity Method Investments

	Year Ended December 31, 2016	Period from May 28, 2015 through December 31, 2015 (1)
Revenue	$216,119	$83,897
Gross profit	24,774	(18,986)
Loss before income taxes	(153,882)	(107,919)
Net loss	(153,882)	(107,919)

	December 31, 2016	December 31, 2015
Current assets	$171,721	$152,352
Non-current assets	466,004	483,896
Current liabilities	345,469	277,490
Non-current liabilities	22,945	5,125

(1)
The summarized financial information is presented for the period beginning May 28, 2015, after completion of the Ticket Monster disposition transaction that resulted in the Company obtaining its minority limited partner interest in Monster LP.

.
The following tables summarize the condensed financial information for GroupMax as of December 31, 2016 and 2015, for the year ended December 31, 2016 and for the period from August 7, 2015 through December 31, 2015 (in thousands):

	Year Ended December 31, 2016	Period from August 7, 2015 through December 31, 2015 (1)
Revenue	$3,024	$578
Gross profit	2,570	235
Loss before income taxes	(15,701)	(11,479)
Net loss	(15,701)	(10,019)

	December 31, 2016	December 31, 2015
Current assets	$3,383	$3,501
Non-current assets	18,467	29,127
Current liabilities	10,458	7,674
Non-current liabilities	2,523	333

(1)
The summarized financial information is presented for the period beginning August 7, 2015, after completion of the Groupon India disposition transaction that resulted in the Company obtaining its minority investment in GroupMax.